Consolidated Statements of Changes in Stockolders’ Equity (Deficit) - USD ($)	Common Stock Class A	Common Stock Class B	Common Stock	Subscription receivable	Additional paid-in capital	Foreign currency translation reserve	Retained Earnings/ (Accumulated losses)	Total
Balance at Dec. 31, 2021			$ 428	$ (428)	$ (2,267,503)	$ (106,164)	$ (177,884)	$ (2,551,551)
Balance (in Shares) at Dec. 31, 2021	855,000	7,695,000
Net profit (loss)							(205,158)	(205,158)
Currency translation adjustment						173,891		173,891
Balance at Dec. 31, 2022			428	(428)	(2,267,503)	67,727	(383,042)	(2,582,818)
Balance (in Shares) at Dec. 31, 2022	855,000	7,695,000
Net profit (loss)							917,687	917,687
Currency translation adjustment						(45,953)		(45,953)
Balance at Dec. 31, 2023			428	(428)	(2,267,503)	21,774	534,645	(1,711,084)
Balance (in Shares) at Dec. 31, 2023	855,000	7,695,000
Issuance of common shares			67		1,799,933			1,800,000
Issuance of common shares (in Shares)	1,350,000
Net profit (loss)							286,142	286,142
Currency translation adjustment						91,513		91,513
Balance at Dec. 31, 2024			$ 495	$ (428)	$ (467,570)	$ 113,287	$ 820,787	$ 466,571
Balance (in Shares) at Dec. 31, 2024	2,205,000	7,695,000